Ordinary Shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Share Options [Member] USD ($)	Jun. 30, 2014 Share Options [Member] CNY	Jun. 30, 2013 Share Options [Member] CNY	Jun. 30, 2012 Share Options [Member]	Jun. 30, 2014 Class A ordinary shares [Member] USD ($)	Jun. 30, 2014 Class A ordinary shares [Member] USD ($)	Jun. 12, 2014 Class A ordinary shares [Member]	Jun. 30, 2014 Class B ordinary shares [Member] USD ($)	Jun. 30, 2014 Ordinary Shares [Member]	Jun. 30, 2014 Series B Preferred shares [Member]	Jun. 30, 2014 Series C Preferred Shares [Member]	Jun. 30, 2014 ADS [Member]	Jun. 30, 2014 Class designated as the Board may determine [Member] USD ($)
Class of Stock [Line Items]
Number of ordinary shares issued upon exercise of options			7,663,409	7,663,409		0
Weighted average exercise price of exercised options			$ 0.85
Total intrinsic value of options exercised				201,691	78,973
Voting right each share entitled								one vote		four votes
Number of Class A ordinary share each Class B ordinary share can be converted into	1
Number of shares redesignated into Class B ordinary shares											86,101,542	257,166	81,330
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares											1	1	1
Number of ADSs issued through the IPO														5,610,000
Number of Class A ordinary shares each ADS represented	2							2
Par value of ordinary share	$ 0.01	$ 0.01					$ 0.01	$ 0.01		$ 0.01					$ 0.01
Number of Class A ordinary shares issued through concurrent private placement							2,222,222
Ordinary shares authorized	2,000,000,000	159,051,299					1,000,000,000	1,000,000,000		100,000,000					900,000,000
Ordinary shares, issued	99,882,260	86,101,542					13,442,222	13,442,222	13,442,222	86,440,038
Ordinary shares outstanding	99,882,260	86,101,542					13,442,222	13,442,222		86,440,038